Shareholders' Equity	12 Months Ended
Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Shareholders' Equity
Note 12 - Shareholders' Equity
Authorized
As at December 31, 2024, the authorized share capital of the Company was an unlimited number of common shares without par value.
Common Shares
During the year ended December 31, 2024, the Company:
•Issued 1,372,000 common shares for gross proceeds of $1,722 pursuant to the exercise of stock options.
•Issued 164,500 common shares with a value of $1,535 pursuant to a restricted share unit plan with executives and management of the Company.
•Issued 30,000 common shares valued at $45 related to the acquisition of a royalty in Finland.
•Repurchased and cancelled 3,520,208 common shares, pursuant to the Company's Normal Course Issuer Bid ("NCIB") at a cost of $5,658.
During the year ended December 31, 2023, the Company:
•Issued 1,314,000 common shares for gross proceeds of $1,283 pursuant to the exercise of stock options.
•Issued 255,850 common shares with a value of $1,001 pursuant to a restricted share unit plan with executives and management of the Company.
Note 12 - Shareholders' Equity (continued)
Stock Options
The Company adopted a stock option plan (the "Plan") pursuant to the policies of the TSX-V. The maximum number of shares that may be reserved for issuance under the Plan is limited to 10% of the issued common shares of the Company at any time. The vesting terms are determined at the time of the grant, subject to the terms of the Plan.
During the years ended December 31, 2024 and 2023, the change in stock options outstanding was as follows:

	Number	Weighted Average Exercise Price (C$)
Balance as at December 31, 2022	7,849,000	$2.53
Granted	1,464,000	2.55
Exercised	(1,314,000)	1.31
Forfeited	(164,500)	3.29
Balance as at December 31, 2023	7,834,500	$2.72
Granted	1,511,400	2.47
Exercised	(1,372,000)	1.72
Forfeited	(359,000)	2.94
Balance as at December 31, 2024	7,614,900	$2.85
The following table summarizes information about the stock options which were outstanding and exercisable at December 31, 2024:

	Outstanding			Exercisable
Exercise prices (C$)	Number of Options	Weighted average exercise price (C$)	Weighted average remaining life (years)	Number of Options	Weighted average exercise price (C$)	Weighted average remaining life (years)
2.22 - 2.62	6,026,900	2.54	2.74	6,019,400	2.54	2.74
3.50 - 4.28	1,588,000	3.98	1.42	1,588,000	3.98	1.42
Total	7,614,900	2.85	2.46	7,607,400	2.84	2.46
The weighted average remaining useful life of exercisable stock options is 2.46 years (December 31, 2023 - 2.54 years).
The weighted average fair value of the stock options granted during the year ended December 31, 2024 was C$1.09 (2023 - C$1.15) per stock option. The fair value of stock options granted was estimated using the Black-Scholes option pricing model with weighted average assumptions as follows:

	As at December 31,
	2024	2023
Risk free interest rate (%)	3.33	3.96
Expected life (years)	5.0	5.0
Expected volatility (%)	45.8	45.6
Dividend yield (%)	-	-
Note 12 - Shareholders' Equity (continued)
Restricted share units
In 2017, the Company introduced long-term RSUs. The RSUs entitle employees, consultants directors, or officers to common shares of the Company upon vesting based on vesting terms determined by the Company's Board of Directors at the time of grant. A total of 3,200,000 RSUs are reserved for issuance under the restricted share unit plan and the number of common shares issuable pursuant to all RSUs granted under this plan, together with any other compensation arrangement of the Company that provides for the issuance of common shares, shall not exceed ten percent (10%) of the issued and outstanding common shares at the grant date.
Restricted share units with performance criteria
RSUs with performance criteria cliff vest on the third anniversary of the grant date subject to achievement of performance conditions relating to the Company's total shareholder return and certain other operational milestones. The number of RSUs determined to have vested as at the evaluation date will entitle the holder to acquire for no additional consideration, between zero and one and a half common shares of the Company.
During the years ended December 31, 2024 and 2023, the change in RSUs outstanding was as follows:

Number
Balance as at December 31, 2022	1,420,000
Vested	(365,500)
Forfeited	(104,500)
Granted	562,000
Balance as at December 31, 2023	1,512,000
Vested	(225,000)
Forfeited	(225,000)
Granted	647,000
Balance as at December 31, 2024	1,709,000
The following table summarizes information about the RSUs which were outstanding at December 31, 2024:

Evaluation Date	December 31, 2023	Granted	Vested	Expired/Cancelled	December 31, 2024
December 31, 2023	450,000	-	(225,000)	(225,000)	-
December 31, 2024	500,000	-	-	-	500,000
December 31, 2025	562,000	-	-	-	562,000
December 31, 2026	-	647,000	-	-	647,000
Total	1,512,000	647,000	(225,000)	(225,000)	1,709,000
During the year ended December 31, 2024, based on the achievement of performance as evaluated by the Compensation Committee, 225,000 RSUs with an evaluation date of December 31, 2023 had vested based on preset performance criteria previously established on the grant date. Of the 225,000 RSUs vested, 164,500 RSUs were paid in common shares and the balance was settled in cash. As at December 31, 2024, the RSUs with an evaluation date of December 31, 2024 have not yet been determined to have vested or expired.
Restricted share units with no performance criteria
RSUs with no performance criteria will entitle the holder to acquire one common share of the Company for no additional consideration and will vest in three equal tranches on the first, second and third anniversaries of the date of grant.
Note 12 - Shareholders' Equity (continued)
The following table summarizes information about the RSUs with no performance criteria which were outstanding at December 31, 2024:

Number
Balance as at December 31, 2022 and 2023	-
Granted	182,000
Balance as at December 31, 2024	182,000
Normal Course Issuer Bid
During the year ended December 31, 2024, the Company commenced a NCIB. Under the NCIB, the Company may purchase for cancellation up to 5,000,000 common shares over a twelve-month period commencing on February 13, 2024. The NCIB expired on February 12, 2025.
During the year ended December 31, 2024, the Company repurchased and cancelled 3,520,208 common shares, pursuant to the Company's NCIB at a cost of $5,658. Subsequent to year end, the Company repurchased and cancelled 1,479,792 shares for a total cost of $2,499. The Company has repurchased and cancelled all of the 5,000,000 shares allowed under the NCIB program.